G1 Post-employment benefits	12 Months Ended
Dec. 31, 2020
Disclosure Of Information About Defined Benefit Plans [Abstract]
G1 Post-employment benefits

G1	Post-employment benefits

Ericsson sponsors a number of post-employment benefit plans throughout the Company, which are in line with market practice in each country. The main change in 2020 was driven by a decrease in discount rates in most pension plans. In total, financial assumption changes resulted in actuarial losses on defined benefit obligations of SEK 9.2 billion. The development of plan assets was higher than expected resulting in remeasurement gains of SEK 4.7 billion.

Swedish plans

Sweden has both defined benefit and defined contribution plans based on collective agreement between the parties in the Swedish labor market:

–

A defined benefit plan, known as ITP 2 (occupational pension for salaried employees in manufacturing industries and trade), complemented by a defined contribution plan, known as ITPK (supplementary retirement benefits). This is a final salary-based plan.

–	A defined contribution plan, known as ITP 1, for employees born in 1979 or later.
–

A defined contribution plan ITP 1 or alternative ITP, for employees earning more than 10 income base amount and who have opted out of the defined benefit plan ITP 2, where rules are set by the Company and approved by each employee selected to participate.

The Company has by far most of its Swedish pension liabilities under defined benefit plans which according to IAS 19 is funded to 48% (45%) by the assets of Ericsson Pensionsstiftelse (a Swedish Pension Foundation). Under Swedish GAAP, these liabilities, valued using different methodology and assumptions, are considered funded to more than 100% by the assets of Ericsson Pensionsstiftelse. There are no funding requirements for the Swedish plans.

The disability and survivors’ pension part of the ITP-plan is secured through an insurance solution with the company Alecta, see section about Multi-employer plans.

The Company pays benefit directly to the pensioners as the obligations fall due. The responsibility for governance of the plans and the plan assets lies with the Company and the Pensionsstiftelse. The Swedish Pensionsstiftelse is managed on the basis of a capital preservation strategy and the risk profile is set accordingly. Traditional asset-liability matching (ALM) studies are undertaken on a regular basis to allocate within different asset classes.

The plans are exposed to various risks, e.g., a sudden decrease in the bond yields, which would lead to an increase in the plan liability. A sudden instability in the financial market might also lead to a decrease in fair value of plan assets held by the Pensionsstiftelse, as the holdings of plan assets partly are exposed to equity markets; however, this may be partly offset by higher values in fixed income holdings. Swedish plans are linked to inflation and higher inflation will most likely lead to a higher liability. For the time being, inflation is a low risk factor to the Swedish plans as actual rate of inflation has not reached the ceiling target set by the Central Bank of Sweden.

Multi-employer plans

As before, the Company has secured the disability and survivors’ pension part of the ITP Plan through an insurance solution with the insurance company Alecta. Although this part of the plan is classified as a multi-employer defined benefit plan, it is not possible to get sufficient information to apply defined benefit accounting, as for most of the accrued pension benefits in Alecta, information is missing on the allocation of earnings process between employers. Full vesting is instead registered on the last employer. Alecta is not able to calculate a breakdown of assets and provisions for each respective employer, and therefore, the disability and survivors’ pension portion of the ITP Plan has been accounted for as a defined contribution plan.

Alecta has a collective funding ratio which acts as a buffer for its insurance commitments to protect against fluctuations in investment return and insurance risks. Alecta’s collective funding ratio ranges from 125% to 175% and reflects the market value of Alecta’s plan assets as a percentage of its commitments to policy holders (both guaranteed and non-guaranteed), measured in accordance with Alecta’s actuarial assumptions, which are different from those in IAS 19. Alecta’s collective funding ratio was 148% (148%) as of December 31, 2020. The Company’s share of Alecta’s saving premiums is 0.2%, the total share of active members in Alecta are 2.0%. The expected contribution to the plan is SEK 171 million for 2021.

Contingent liabilities / Assets pledged as collateral

Contingent liabilities include the Company’s mutual responsibility as a credit insured company of PRI Pensionsgaranti in Sweden. This mutual responsibility can only be imposed in the instance that PRI Pensionsgaranti has consumed all of its assets, and it amounts to a maximum of 2% of the Company’s pension liability in Sweden. The Company has a pledged business mortgage of SEK 6.1 billion to PRI Pensionsgaranti.

US plans

The Company operates both defined contribution and defined benefit pension plans in the US, which are a combination of final salary pension plans and contribution-based arrangements. The final salary pension plans provide benefits to members in the form of a guaranteed level of pension payable for life. The level of benefits provided depends on members’ length of service and their salary in the final years leading up to retirement. Retirees generally do not receive inflationary increases once in payment.

The other type of plan is a contribution-based pension plan, which provides a benefit determined using a “cash balance” approach. The balance is credited monthly with interest credits and contribution credits, based on a combination of current year salary and length of service.

The majority of benefit payments are from trustee-administered funds; however, there are also a number of unfunded plans where the Company meets the benefit payment obligation as it falls due. In the US, the Company’s policy is at least to meet or exceed the funding requirements of federal regulations. The funded level in the US Pension Plan is above the point at which minimum funding would be required for fiscal year 2020.

Plan assets held in trusts are governed by local regulations and practice, as is the nature of the relationship between the Company and the trustees (or equivalent) and their composition. Responsibility for governance of the plans, including investment decisions and contribution schedules, lies with the Plan Administrative Committee (PAC). The PAC is composed of representatives from the Company.

The Company’s plans are exposed to various risks associated with pension plans, i.e., a sudden decrease in bond yields would lead to an increase in the present value of the defined benefit obligation. A sudden instability in the financial markets might also lead to a decrease in the fair value of plan assets held by the trust. Pension benefits in the US are not linked to inflation; however, higher inflation poses the risk of increased final salaries being used to determine benefits for active employees. There is also a risk that the duration of payments to retirees will exceed the life expectancy in mortality tables.

UK plans

The Company operates both defined benefit and defined contribution plans in the UK. All defined benefit plans in the UK are closed to future pension accrual.

The defined benefit plans provide benefits to members in the form of a guaranteed level of pension payable for life. The level of benefits provided is defined by the Trust Deed & Rules and depends on members’ length of service and their salary. Pensions in payment are generally updated in line with the UK retail price index, subject to caps defined by the rules.

The plans’ assets are held in trusts and are invested in a diverse range of assets. The plans are governed by local regulations and responsibility for the governance of the plans lies with the Trustee Directors, who are appointed by the Company from its employees and from the plans’ members. Independent professional trustees sit on a number of the Boards.

Note G1, cont’d.

The plans remain exposed to various risks associated with defined benefit plans, e.g. a decrease in bond yields or increase in inflation would lead to an increase in the present value of the defined benefit obligation. Alternatively, the duration of payments to retirees could exceed the life expectancy assumed in the current mortality tables leading to an increase in liabilities. A sudden instability in the financial markets might also lead to a decrease in the fair value of the plans’ assets. The Company and Trustees’ aim is to reduce the plans’ exposure to the key risks over time.

Other plans

The Company also sponsors plans in other countries. The main plans are in Brazil, India and Ireland. The main pension plans in Brazil are wholly funded with a net surplus of assets. The plan in Ireland is a final salary pension plan and is partly funded. The plans are managed by corporate trustees with directors appointed partly by the local company and partly by the plan members. The trustees are independent from the local company and subject to the specific country’s pension laws.

An existing pension plan in India (Provident Fund) has been accounted for as a defined benefit plan from 1 January 2020. The Provident Fund is self-managed through a registered Exempted Trust, therefore according to local legislation, investment returns shall be guaranteed at minimum rates of return specified by the government. In previous years, actual investment returns exceed the interest guarantee liability, therefore the general consensus was that such plans shall be accounted for as defined contribution plans.

The change in accounting treatment was driven by clarification guidance from the Actuarial Society of India and the Indian financial reporting body this year which concluded that such plans shall be viewed as defined benefit plans as the Company is liable for any shortfall in the fund assets based on the government specified minimum rates of return. The Company has an obligation to fund any shortfall on the yield of the trust’s investments over the administered interest rates on an annual basis. These administered rates are determined annually predominantly considering the social and economic factors in the past years. The actuary has provided a valuation for provident fund liabilities on the basis of guidance issued by Actuarial Society of India.

The opening balances for obligation and plan assets have been included in the balance sheet, although due to the plan asset value exceeding obligation, no net liability was recognized at 1 January 2020 as asset ceiling applies. Prior year numbers are not restated as there is no impact on the group net pension liability.

Amount recognized in the Consolidated balance sheet

Amount recognized in the Consolidated balance sheet
	Sweden	US	UK	Other	Total
2020
Defined benefit obligation (DBO)	56,138	17,921	15,788	18,341	108,188
Fair value of plan assets	26,967	17,327	17,326	11,991	73,611
Deficit/surplus (+/–)	29,171	594	(1,538)	6,350	34,577
Plans with net surplus, excluding asset ceiling 1)	—	92	2,090	594	2,776
Provision for post-employment benefits 2)	29,171	686	552	6,944	37,353

2019
Defined benefit obligation (DBO)	50,257	20,897	15,352	15,928	102,434
Fair value of plan assets	22,809	20,102	16,919	9,829	69,659
Deficit/surplus (+/–)	27,448	795	(1,567)	6,099	32,775
Plans with net surplus, excluding asset ceiling 1)	—	—	2,137	905	3,042
Provision for post-employment benefits 2)	27,448	795	570	7,004	35,817

1)

Plans with a net surplus, i.e., where plan assets exceed DBO, are reported as Other financial assets, non-current, see note F3 “Financial assets, non-current.”
The asset ceiling decreased during the year to SEK 518 (833) million. Asset ceiling at 2019 is not restated for the Provident Fund plan in India.

2)	Plans with net liabilities are reported in the balance sheet as Post-employment benefits, non-current.

Total pension cost recognized in the Consolidated income statement

The costs for post-employment benefits within the Company are distributed between defined contribution plans and defined benefit plans.

Pension costs for defined contribution plans and defined benefit plans
	Sweden	US	UK	Other	Total
2020
Pension cost for defined contribution plans	963	415	136	664	2,178
Pension cost for defined benefit plans 1)	1,783	13	(4)	993	2,785
Total	2,746	428	132	1,657	4,963
Total pension cost expressed as a percentage of wages and salaries					8.1%

2019
Pension cost for defined contribution plans	953	456	132	1,193	2,734
Pension cost for defined benefit plans	1,704	(110)	(47)	889	2,436
Total	2,657	346	85	2,082	5,170
Total pension cost expressed as a percentage of wages and salaries					8.8%

2018
Pension cost for defined contribution plans	937	473	145	1,170	2,725
Pension cost for defined benefit plans	1,350	175	75	557	2,157
Total	2,287	648	220	1,727	4,882
Total pension cost expressed as a percentage of wages and salaries					9.2%

1)

The cost for the US plans included settlement gain of SEK 93 million. For the UK plans, negative cost was due to interest income of SEK 327 million exceeding interest cost of SEK 295 million during the year.

Note G1, cont’d.

Change in the net defined benefit obligation

Change in the net defined benefit obligation
	Present value	Fair value of		Present value	Fair value of
	of obligation	plan assets	Total	of obligation	plan assets	Total
	20202)	2020	2020	20192)	2019	2019
Opening balance	102,434	(69,659)	32,775	90,320	(64,322)	25,998
Adjustment 1)	2,654	(2,776)	(122)	—	—	—
Opening balance adjusted	105,088	(72,435)	32,653	90,320	(62,322)	25,998
Included in the income statement 3)
Current service cost	2,424	—	2,424	1,977	—	1,977
Past service cost and gains and losses on settlements 4)	(76)	—	(76)	(266)	—	(266)
Interest cost/income (+/–)	1,759	(1,454)	305	2,577	(1,938)	639
Taxes and administrative expenses	—	29	29	—	49	49
Other	51	2	53	(1)	2	1
	4,158	(1,423)	2,735	4,287	(1,887)	2,400
Remeasurements
Return on plan assets excluding amounts in interest expense/income	—	(4,734)	(4,734)	—	(5,758)	(5,758)
Actuarial gains/losses (–/+) arising from changes in demographic assumptions	10	—	10	(775)	—	(775)
Actuarial gains/losses (–/+) arising from changes in financial assumptions	9,247	—	9,247	12,443	—	12,443
Experience-based gains/losses (–/+)	320	—	320	(126)	—	(126)
	9,577	(4,734)	4,843	11,542	(5,758)	5,784
Other changes
Translation difference	(5,373)	5,249	(124)	2,079	(2,076)	3
Contributions and payments from:
Employers 5)	(1,921)	(3,612)	(5,533)	(1,183)	(321)	(1,504)
Plan participants	223	(223)	—	28	(26)	2
Payments from plans:
Benefit payments	(1,834)	1,834	—	(2,044)	2,044	—
Settlements	(1,745)	1,733	(12)	(2,722)	2,687	(35)
Business combinations and divestments	15	—	15	127	—	127
Closing balance	108,188	(73,611)	34,577	102,434	(69,659)	32,775

1)	Adjustment relates to an existing defined benefit plan in India (Provident Fund) previously accounted for as a defined contribution pension plan.
2)	The weighted average duration of DBO is 20.8 (21.1) years.
3)	Excludes the impact of the asset ceiling of SEK 50 million in 2020 and SEK 36 million in 2019.
4)	Settlement gain of SEK 93 (258) million is reported in Other financial expenses, see note F2 “Financial income and expenses.”
5)	The expected contribution to the plans is SEK 1.8 billion during 2021.

Actuarial losses of SEK 9.2 billion from changes in financial assumption are attributable to the decrease in discount rates in the larger pension plans in Sweden, US and UK.

Cash contribution made during the year to the Swedish pension trust of SEK 3.0 billion was mainly negotiated from 2019, prior to the COVID-19 pandemic. The Company does not expect material changes to planned cash contribution to defined benefit pension plans in the foreseeable future due to COVID-19 impact.

Present value of the defined benefit obligation
	Sweden	US	UK	Other	Total
2020
DBO, closing balance	56,138	17,921	15,788	18,341	108,188
Of which partially or fully funded	56,138	17,235	15,788	14,811	103,972
Of which unfunded	—	686	—	3,530	4,216

2019
DBO, closing balance	50,257	20,897	15,352	15,928	102,434
Of which partially or fully funded	50,257	20,138	15,352	12,211	97,958
Of which unfunded	—	759	—	3,717	4,476

Note G1, cont’d.

Asset allocation by asset type and geography 1)
	Sweden	US	UK	Other	Total	Of which unquoted 2)
2020
Cash and cash equivalents	1,117	575	911	34	2,637	0%
Equity securities	5,635	655	3,469	2,235	11,994	18%
Debt securities	13,570	14,557	11,745	6,985	46,857	7%
Real estate	4,338	—	152	531	5,021	100%
Investment funds	2,153	1,495	274	419	4,341	50%
Assets held by insurance company	—	—	—	1,409	1,409	100%
Other	154	45	775	378	1,352	0%
Total	26,967	17,327	17,326	11,991	73,611
Of which real estate occupied by the Company	—	—	—	—	—
Of which securities issued by the Company	—	—	—	—	—

2019
Cash and cash equivalents	1,319	1,013	1,309	86	3,727	0%
Equity securities	3,784	773	3,368	2,422	10,347	15%
Debt securities	11,969	17,050	10,994	4,774	44,787	7%
Real estate	4,489	—	169	550	5,208	100%
Investment funds	1,248	1,261	296	242	3,047	65%
Assets held by insurance company	—	—	—	1,404	1,404	100%
Other	—	5	783	351	1,139	6%
Total	22,809	20,102	16,919	9,829	69,659
Of which real estate occupied by the Company	—	—	—	—	—
Of which securities issued by the Company	—	—	—	—	—

1)	Asset class is presented based on the underlying exposure of the investment. This includes direct investment in securities or investment through pooled funds that invests in an asset class.
2)	Unquoted refers to assets classified as fair value level 3.

Actuarial assumptions

Financial and demographic actuarial assumptions		2020			2019
	Sweden	US	UK	Sweden	US	UK
Financial assumptions
Discount rate	0.5%	2.3%	1.5%	0.9%	3.2%	2.1%
Inflation rate	1.8%	2.5%	2.8%	1.8%	2.5%	3.0%
Salary increase rate	2.8%	3.5%	—	2.8%	3.5%	—
Demographic assumptions
Life expectancy after age 65 in years	23	23	23	22	23	23

Actuarial assumptions are assessed on a quarterly basis. See also note A1 “Significant accounting policies” and note A2 “Critical accounting estimates and judgments.”

Sweden

The defined benefit obligation (DBO) has been calculated using a discount rate based on the yields of Swedish government bonds. IAS 19 Employee Benefits prescribes that if there is not a deep market in high-quality corporate bonds, the market yields on government bonds shall be applied for the pension liability calculation. As of December 31, 2020, the discount rate applied in Sweden was 0.5% (0.9%). If the discount rate had been based on Swedish covered bonds, the discount rate as of December 31, 2020 would have been 1.5% (1.8%). If these discount rates based on Swedish covered bonds had been applied for the pension liability calculation, the DBO at December 31, 2020 would have been approximately SEK 11.8 (9.8) billion lower.

Due to financial stimulus introduced to mitigate the COVID-19 effect, government bond yields decreased significantly in the first quarter 2020 resulting in a significant increase in the valuation of pensions liability. The market conditions have since stabilized, although government bond yields are still lower than that at the end of 2019.

US and UK

The defined benefit obligation has been calculated using a discount rate based on yields of high-quality corporate bonds, where “high-quality” has been defined as a rating of AA and above.

Volatility in the capital markets resulted in lower corporate bond discount rates used to value pensions liabilities in the US and UK plans at year end, however, the effect was offset by a similar increase in the value of plan assets due to relatively high exposure to debt securities in these plans.

Total remeasurements in Other comprehensive income (loss) related to post-employment beneﬁts
	2020	2019
Actuarial gains and losses (+/–)	(3,946)	(5,049)
The effect of asset ceiling	226	(398)
Swedish special payroll taxes	(898)	(735)
Total	(4,618)	(6,182)

Sensitivity analysis of signiﬁcant actuarial assumptions		2020
Impact on the DBO of a change in assumptions	Sweden	US	UK
Financial assumptions
Discount rate -0.5%	7.2	1.1	2.0
Discount rate +0.5%	(6.3)	(1.0)	(1.7)
Inflation rate -0.5%	(6.3)	(0.0)	(1.4)
Inflation rate +0.5%	7.2	0.0	1.5
Salary increase rate -0,5%	(2.6)	(0.0)	—
Salary increase rate +0,5%	2.7	0.0	—
Demographic assumptions
Longevity - 1 year	(2.9)	(0.5)	(0.6)
Longevity + 1 year	2.9	0.5	0.6